FAIR VALUE MEASUREMENTS (Details) - USD ($)			3 Months Ended	4 Months Ended	9 Months Ended
	Dec. 09, 2021	Dec. 09, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 06, 2021
FAIR VALUE MEASUREMENTS
Fair value of Trust Assets comprised in cash			$ 13,014	$ 5,427	$ 13,014
Fair value of Trust Assets comprised in U.S. Treasury securities			210,098,550	209,081,449	210,098,550
Cash withdrawn from Trust Account to pay franchise and income taxes	$ 209,070,000	$ 27,270,000	66,351	209,070,000	66,351
Gross holding gains and fair value of held-to-maturity securities
Cash held in the Trust Account	1,509,600	1,509,600		5,426
Marketable securities held in Trust Account	$ 209,070,000	$ 209,070,000	210,111,564	209,086,874	210,111,564	$ 181,800,000
U.S. Treasury Securities
Gross holding gains and fair value of held-to-maturity securities
Marketable securities held in Trust Account				209,081,449
Level 1 | Recurring
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost				209,081,449
Gross Holding Loss				(13,137)
Fair Value				209,094,586
Level 1 | U.S. Treasury Securities | Recurring
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost			210,098,550	209,081,449	210,098,550
Gross Holding Gain			87,019	13,137	87,019
Fair Value			$ 210,185,569	$ 209,094,586	$ 210,185,569